Income Taxes - Current and Deferred Taxes Related to Items Directly Charged or Credited to Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax directly (credited)/charged to equity	¥ 1,889	¥ (34)
Stock Option [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share issuance costs	(3)	(9)
Share issuance costs	(20)	(20)
Employee Stock Ownership Plan [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share issuance costs	(5)	¥ (5)
Convertible bonds [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share issuance costs	¥ 1,917